Lease liabilities	12 Months Ended
Dec. 31, 2019
Lease liabilities
Lease liabilities

27.    Lease liabilities

Accounting policy

At the inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Lease liabilities are initially measured at the present value of the future lease payments at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the relevant incremental borrowing rate.

Subsequently, lease liabilities are measured at amortised cost using the effective interest method. Lease liabilities are remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option.

When the lease liability is measured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Group also elected to apply the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option, and lease contracts for which the underlying asset is of low value. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term to the extent applicable.

In addition, certain variable lease payments are not permitted to be recognised as lease liabilities and are expensed as incurred.

Figures in million - SA rand	Notes	2019	2018	2017
Impact of adopting IFRS 16 on 1 January 2019	1	302.0	-	-
New leases and modifications		51.5
Lease liabilities on acquisition of subsidiaries	14.1	133.3	-	-
Repayment of lease liabilities		(131.7)	-	-
Interest charge	5	33.9	-	-
Re-classification and other		(5.7)	-	-
Foreign currency translation		(0.5)	-	-
Balance at end of the year		382.8	-	-
Current portion of lease liabilities		(110.0)	-	-
Non-current lease liabilities		272.8	-	-

Lease payments not recognised as a liability but expensed during the year

Figures in million - SA rand	2019
Short-term leases	43.4
Leases of low value assets	54.2
Variable lease payments	13.1
Total	110.7

Maturity Analysis

The lease liabilities are secured by the related underlying assets. The undiscounted maturity analysis of lease liabilities at 31 December 2019 is as follows:

Figures in million - SA rand	Total	Within one year	Between one and five years	After five years
Contractual undiscounted cash flows	474.9	140.0	297.8	37.1